                                                  OMB APPROVAL
                                                  OMB Number: 3235-0006
                                                  Expires: October 31, 2000
                                                  Estimated average burden hours
                                                  per response: ......... 24.7

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York         February 1, 2001
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $14,881 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen

[Repeat as necessary.]

                                                   FORM 13F INFORMATION TABLE

Column 1                      Column 2 Column 3   Column 4        Column 5        Column 6    Column 7         Column 8
                                Title                                                                       Voting Authority
                                 of                Value    Shares/    SH/  Put/  Invstmt      Other    -----------------------
Name of Issuer                  Class    CUSIP    (x$1000)  prn amt    PRN  Call  Dscretn     Managers    Sole   Shared   None
------------------------------  -----  ---------  --------  ---------  ---  ----  ----------  --------  -------  ------   ----
Abraxas Pete Corp.              COM    003830106   112       25500     SH         Defined     1          25500
Acceptance Insurance            COM    004308102   186       35400     SH         Defined     1          35400
American Classic Voyage         COM    024928103   217       15500     SH         Defined     1          15500
Bank One Corp.                  COM    06423A103   366       10000     SH         Defined     1          10000
Bayview Capital                 COM    07262L101   469       75000     SH         Defined     1          75000
Berkshire Hathaway Class B      COM    084670207   235         100     SH         Defined     1            100
Bristol Myers                   COM    110122108   370        5000     SH         Defined     1           5000
CNA Financial                   COM    126117100  1352       34900     SH         Defined     1          34900
Cable Design                    COM    126924109   252       15000     SH         Defined     1          15000
Capital Trust                   COM    14052H100   494      100000     SH         Defined     1          10000
Chase Manhattan Bank            COM    16161A108   273        6000     SH         Defined     1           6000
Citigroup                       COM    172967101   255        5000     SH         Defined     1           5000
Coinstar                        COM    19259P300   457       30000     SH         Defined     1          30000
Countrywide                     COM    222372104   402        8000     SH         Defined     1           8000
Data Broadcasting               COM    237596101   279       79800     SH         Defined     1          79800
Davel                           COM    238341101     2      115000     SH         Defined     1         115000
GM Hughes                       COM    370442832   345       15000     SH         Defined     1          15000
GP Strategies                   COM    36225V104   474      110000     SH         Defined     1         110000
General Motors                  COM    370442105   306        6000     SH         Defined     1           6000
H&R Block                       COM    093671105   207        5000     SH         Defined     1           5000
Healtheon / WEBMD CORP          COM    422209106  1786      225000     SH         Defined     1         225000
Johnson & Johnson               COM    478160104   420        4000     SH         Defined     1           4000
Leggett & Platt                 COM    524660107   379       20000     SH         Defined     1          20000
Lincoln National                COM    534187109   710       15000     SH         Defined     1          15000
Mueller Ind                     COM    624756102   796       29700     SH         Defined     1          29700
North Fork Bancorp              COM    659424105   246       10000     SH         Defined     1          10000
Oak Technology                  COM    671802106   174       20000     SH         Defined     1          20000
Plains Resources                COM    726540503   803       38000     SH         Defined     1          38000
Rainbow Tech                    COM    750862104   474       30000     SH         Defined     1          30000
Riddell Sports Inc              COM    765670104   135       45000     SH         Defined     1          45000
Southwest Securities Group      COM    845224104   207        8000     SH         Defined     1           8000
Surery Capital                  COM    12612L108   356       25000     SH         Defined     1          25000
Tosco                           COM    891490302   407       12000     SH         Defined     1          12000
United Technologies Corp.       COM    913017109   236        3000     SH         Defined     1           3000
Waddell Reed Financial Corp.    COM    930059100   399       10600     SH         Defined     1          10600
Whitman Educational Group       COM    966524100   300      100000     SH         Defined     1         100000

REPORT SUMMARY                  36 DATA RECORDS              14881     1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED